May 25, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D. C. 20549

Re:	EQ Advisors Trust (File No. 333-142280) – Definitive Combined Proxy Statement and Prospectus and Statement of Additional Information from the Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, is the definitive Combined Proxy Statement and Prospectus and Statement of Additional Information (“Definitive Filing”) from the Trust’s Registration Statement on Form N-14 (“Registration Statement”). The Definitive Filing includes a Notice of Special Meeting of Shareholders of the EQ/AllianceBernstein Growth and Income Portfolio and the EQ/Capital Guardian U.S. Equity Portfolio (together, the “Acquired Portfolios”), each a series of EQ Advisors Trust (File No. 811-07953), a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Portfolios scheduled to be held on July 5, 2007 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each of the Acquired Portfolios into the EQ/AllianceBernstein Value Portfolio and the EQ/Capital Guardian Research Portfolio, as applicable, each a series of the Trust.

The Definitive Filing reflects responses to comments received on May 1, 2007 and May 18, 2007 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Trust’s Registration Statement as filed with the SEC on April 23, 2007, updates the transaction dates, includes other information not included in the Registration Statement and makes other minor clarifying, updating and stylistic changes.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

AXA Equitable Life Insurance Company